SCHEDULE 1 (Details) - Schedule of Condensed Statements of Operations (Parentheticals) - Parent Company [Member] - Reportable Legal Entities [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares
Condensed Income Statements, Captions [Line Items]
Net loss per ordinary share diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.08)	¥ (0.60)	¥ (2.55)	¥ (1.10)
Weighted average number of ordinary shares diluted	235,466,660	235,466,660	233,216,045	213,635,470